Unaudited Interim Condensed Consolidated Statements of Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares
Income Statement [Abstract]
Research and development expenses	¥ (340,775)	$ (50,776)	¥ (217,806)
Administrative expenses	(71,830)	(10,703)	(47,965)
Other income	1,584	236	5,041
Other (losses)/gains - net	9,241	1,378	(7,640)
Operating loss	(401,780)	(59,865)	(268,370)
Finance income	1,294	193	180
Finance cost	(58)	(9)	(22)
Finance income - net	1,236	184	158
Fair value loss of financial instruments with preferred rights			(674,269)
Loss before income tax	(400,544)	(59,681)	(942,481)
Income tax expense	(737)	(110)
Loss	(401,281)	(59,791)	(942,481)
Loss attributable to:
Owners of the Company	¥ (401,281)	$ (59,791)	¥ (942,481)
Loss per share
Basic and diluted | (per share)	¥ (7.3)	$ (1.1)	¥ (20.1)